Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001210677
Registrant Name	FIRST ADVANTAGE CORP
Registration File Number	333-298190
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES